SHAREHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Equity [Abstract]
SHAREHOLDERS' EQUITY	NOTE 10 – SHAREHOLDERS’ EQUITY During the three months ended, the Company sold to investors 901,500 shares of common stock at $2.35 per share and received proceeds of $2,118,525.

NOTE 12 – SHAREHOLDERS’ EQUITY

On November 17, 2015, the Company effected a five-for-one forward split of the Company’s Common Stock, increasing the number of authorized shares from 75,000,000 to 375,000,000. All relevant information relating to number of shares and per share information have been retrospectively adjusted to reflect the forward split for all periods presented.

During the year ended June 30, 2016, the Company’s President, Zhixin Liu, contributed RMB 4,256,300 (or approximately US $683,485) to the Company.

In February and March 2016, the Company entered into subscription agreements with 42 individual investors and sold 207,000 shares of the Company’s Common Stock at $0.92 and 40,000 shares of the Company’s Common Stock at $1.38 per share. The Company received the proceeds of $248,453 from sale of Common Stock.

On May 31, 2016, the Company entered into subscription agreements with 11 investors and sold 140,271 shares of the Company’s Common Stock at $1.38 per share. The Company received the proceeds of $193,574 from sale of Common Stock.

Sales of common stock during the year ended June 30, 2017 are summarized as follows:

Date	$ per share	# of shares	Amount
8/14/2016	$ 1.38	75,000	$ 103,500
9/30/2016	$ 1.38	230,000	$ 317,400
11/20/2016	$ 1.38	260,000	$ 358,800
1/24/2017	$ 1.38	202,500	$ 279,450
4/25/2017	$ 1.38	237,000	$ 327,060
6/6/2017	$ 1.38	218,500	$ 301,530
		1,223,000	$ 1,687,740